Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of Mine site period costs

The following table summarize the components of Mine site period costs (dollars in thousands):

	Year Ended December 31,
	2021	2020
Production related costs	$36,512	$44,127
Capitalized depreciation and amortization	1,654	2,988
Total	$38,166	$47,115